DISCONTINUED OPERATIONS AND DECONSOLIDATION	12 Months Ended
Dec. 31, 2024
Discontinued Operations And Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION [Text Block]
NOTE 21 -	DISCONTINUED OPERATIONS AND DECONSOLIDATION

Trichome Group

In 2022, following management strategic review of the Group's operations, the Company decided to discontinue its operation in Canada and sell its subsidiaries in the segment, Trichome Group.

A discontinued operation is a component of the Group that represents a separate major line of business or geographical area of operations and that either has been disposed of or is classified as held for sale. The Trichome Group comprised the geographical operating segment for Canada.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of operations and other comprehensive loss.

The Company identified its decision as an indication of an impairment of Trichome group's CGU. The Company performed an analysis for recoverability of the CGU and recognized an impairment of $115,112, which was recorded under net loss from discontinued operations, net of tax.

On November 7, 2022, Trichome Group filed and obtained an initial order under CCAA, which is a Canadian federal law that permits a Canadian business to restructure its affairs while carrying on its normal course of business with minimal disruption to its customers, suppliers and employees. Per the CCAA proceeding, the court has appointed a monitor, which oversees management activities. The administration of the CCAA process, principally relating to the powers provided to the court and the court appointed monitor, as well as the secured debtholder interests, removed certain elements of control of the business from the Company. As a result, the Company has determined that it no longer has a controlling financial interest over Trichome group as defined in IFRS 10, “Consolidations”, and thus has deconsolidated Trichome as of the CCAA filing date.

Following the deconsolidation, the carrying amount of assets and liabilities of Trichome group were derecognized from the Company’s consolidated statements of financial position. As a result, the Company recorded a loss from derecognition of net assets totaling $17,959 as a non-operating income (loss) and the investment in Trichome group decreased to $nil.

In the context of the CCAA filing, there are no remaining liabilities to the Company or any of its consolidated subsidiaries related to the Canadian entities. The Trichome group was a party to transactions with the Company and its consolidated subsidiaries entered into in the normal course of business; these transactions include recharge of various corporate expenses for services benefiting Trichome group and selling inventory. Up to the CCAA filing date, these transactions were eliminated on consolidation and had no impact on the Company’s consolidated statement of profit or loss. After deconsolidating Trichome group, these transactions were accounted for as third-party transactions amounted to $921 during the period commencing November 7, 2022 through December 31, 2022.

Trichome Group's assets and liabilities included in the consolidated statement of financial position immediately prior to the deconsolidation on November 6, 2022, are as follows:

November 6, 2022
ASSETS

CURRENT ASSETS:
Cash	$406
Trade receivables	1,047
Other current assets	2,194
Loans receivable	1,010
Biological assets	444
Inventories	6,784

11,885
NON-CURRENT ASSETS:
Property, plant and equipment, net	14,645
Right of use assets, net	10,999
Intangible assets, net	17,157

42,801

Total assets	$54,686

LIABILITIES

CURRENT LIABILITIES:
Trade payables	$7,266
Bank loans and credit facilities	3,774
Other current liabilities	25,217
Current maturities of operating lease liabilities	869

37,126
NON-CURRENT LIABILITIES:
Operating lease liabilities	13,517
Deferred tax liability, net	2,872

16,389

Total liabilities	$53,515

The results of discontinued operations of Trichome are summarized as follows:

Period ended November 6, 2022

Revenue	$28,171
Cost of revenue	24,227

Gross profit before fair value adjustments	3,944

Fair value adjustments:
Unrealized change in fair value of biological assets	399
Realized fair value adjustments on inventory sold	(2,528)

Total fair value adjustments	(2,129)

Gross profit	1,815

General and administrative expenses	38,464
Impairment of goodwill, intangible assets, right-of-use assets and fixed assets	115,112
Selling and marketing expenses	4,912
Restructuring expenses	4,506
Share-based compensation	1,130

Total operating expenses	164,124

Operating loss	(162,309)

Finance expenses, net	(5,264)

Loss before taxes on income	(167,573)
Taxes on income	(1,194)

Net loss from discontinued operations, net of tax	$(166,379)

Below are data on the net cash flow used in the discontinued operations:

Period ended November 6, 2022

Operating activities	$(300)

Investing activities	$(615)

Financing activities	$(1,850)